Stock-Based Compensation - RSU and PSU Activity (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Number of Shares
Granted (in shares) | shares	763,480
Outstanding at December 31, 2023 (in shares) | shares	763,480
Weighted-Average Fair Value Per Share
Granted, Weighted average fair value per share (in dollars per share) | $ / shares	$ 28.34
Outstanding, Weighted average fair value per share at December 31, 2023 (in dollars per share) | $ / shares	$ 28.34
Weighted-Average Aggregate Fair Value
Granted | $	$ 21.6